INVENTORY, NET - Disclosure of Current Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials and consumables	$ 964	$ 1,066
Fuel products	596	596
Work in progress	607	564
RTFO certificates	391	367
Finished goods and other	1,336	1,072
Carrying amount of inventories	$ 3,894	$ 3,665